Commitments and Contingencies - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2023
Loss Contingencies [Line Items]
Operating leases have remaining lease terms		9 months 3 days
Impairment loss on operating lease		$ 0	$ 303,327
Stock price			$ 1.54
7GC Co Holdings INC [Member] | Cantor Fitzgerald [Member] | New Banzai Class A Shares [Member]
Loss Contingencies [Line Items]
Deferred Underwriting Fees Payable In Shares				400,000
7GC Co Holdings INC [Member] | Cantor Fitzgerald [Member] | Cantor Fee Agreement [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable		$ 8,050,000		$ 8,050,000
Deferred underwriting fees forfeit				4,050,000
Increase decrease in deferred underwriting fees				$ 4,000,000
7GC Co Holdings INC [Member] | Cantor Fitzgerald [Member] | Cantor Fee Agreement [Member] | Class A Common Stock [Member]
Loss Contingencies [Line Items]
Deferred fee payable in form of shares	1,113,927
Fair value of deferred fee payable in form of shares	$ 2,450,639
Stock price	$ 2.2